Transactions with Related Parties - Backstop Agreement (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Related Party Transaction [Line Items]
Backstop agreement	On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter-in the Shinyo Ocean and the Shinyo Kannika for a two-year period as of their scheduled redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Acquisition has provided a backstop commitment to charter-in the Nave Celeste for a two-year period as of its scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Navios Acquisition has also provided a backstop commitment to charter-in the option vessels, the Nave Galactic and the Nave Quasar for a four-year period as of their scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.
Minimum | Nave Celeste
Related Party Transaction [Line Items]
Charter out rate per day	$ 35
Minimum | Nave Galactic and Nave Quasar
Related Party Transaction [Line Items]
Charter out rate per day	$ 35